Cash and cash equivalents - Summary of cash and cash equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 2,330	$ 1,843
Money market funds, reverse repurchase agreements and other cash equivalents	6,165	7,830
Total cash and cash equivalents per consolidated balance sheet	8,495	9,673
Bank overdrafts repayable on demand (unsecured)	(11)	(1)
Total cash and cash equivalents per consolidated cash flow statement	$ 8,484	$ 9,672	$ 6,774	$ 12,805